Contract liabilities - Schedule of contract liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Related party balances and transactions
Contract liabilities, current and non-current	¥ 194,153	¥ 341,633
Revenue recognized from contract liabilities	181,140	321,215
Transaction price allocated to the performance obligation	194,153	341,633
Nonrelated Party
Related party balances and transactions
Contract liabilities, current	6,357	621	$ 871
Contract liabilities, non-current	20	2	3
Related Party
Related party balances and transactions
Contract liabilities, current	150,452	207,017	20,612
Contract liabilities, non-current	¥ 37,324	¥ 133,993	$ 5,113